Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP WRPSP
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions	Related Party Transactions
Certain Plan investments are managed or sponsored by Fidelity Investments, an affiliate of Fidelity who is the Trustee as defined by the Plan, and accordingly, these transactions with Fidelity Investments qualify as party-in-interest transactions. Investments in the Company Common Stock Fund also qualify as party-in-interest transactions.